STAFF RETIREMENT PLANS (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Staff Retirement Plans [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	5.00%
Defined Contribution Plan, Cost Recognized	$ 193	$ 215	$ 186